Warrant Liability - Summary of Revaluation of Share Purchase Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount	$ 595	$ 2,471
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount	305
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount	$ 290	1,220
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Share purchase warrants revalued amount		$ 1,251